Property, construction in process and equipment, Non-cash Transactions in Property, Construction in Process and Equipment and Measurement of Fair Value (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and non cash transactions in property construction in process and equipment [Abstract]
Balance Beginning	$ 16,882,483,829	$ 9,436,635,352
Cash transactions [Abstract]
Accrued capitalized borrowing costs	275,133,471	247,025,739
Balance Ending	17,420,027,969	16,882,483,829	$ 9,436,635,352
Measurement of fair value [Abstract]
Revaluation (loss) surplus	(889,982,346)	6,009,039,346	238,990,090
Cost [Member]
Cash and non cash transactions in property construction in process and equipment [Abstract]
Balance Beginning	16,897,265,649	9,450,148,931	8,332,588,111
Non-cash transactions [Abstract]
Revaluation of land and construction in process	(889,982,346)	6,009,039,346	238,990,090
Effect on movement in exchange rates on cash held	0	1,451,180	(571,766)
Total non-cash transactions	(889,982,346)	6,010,490,526	238,418,324
Cash transactions [Abstract]
Construction in process and equipment	1,281,108,214	1,189,600,453	666,056,209
Accrued capitalized borrowing costs	275,133,471	247,025,739	213,086,287
Total cash transactions	1,556,241,685	1,436,626,192	879,142,496
Balance Ending	$ 17,563,524,988	$ 16,897,265,649	$ 9,450,148,931